Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

The (increase) decrease in non-cash working capital is comprised of:

($ millions)	2023	2022
Accounts receivable	526	(1 750)
Inventories	(153)	(1 128)
Accounts payable and accrued liabilities	(415)	1 512
Current portion of provisions	339	(286)
Income taxes payable (net)	(1 258)	(717)
	(961)	(2 369)
Relating to:
Operating activities	(981)	(2 421)
Investing activities	20	52
	(961)	(2 369)

Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Current Portion		Current Portion
	Short-Term	of Long-Term	Long-Term	of Long-Term	Long-Term	Partnership	Dividends
($ millions)	Debt	Lease Liabilities	Lease Liabilities	Debt	Debt	Liability	Payable
At December 31, 2021	1 284	310	2 540	231	13 989	427	-
Changes from financing cash flows:
Net issuance of commercial paper	1 473	-	-	-	-	-	-
Repayment of long-term debt	-	-	-	(233)	(4 895)	-	-
Loss on extinguishment of long-term debt	-	-	-	-	32	-	-
Realized foreign exchange (gains) and losses	(19)	15	-	2	(91)	-	-
Dividends paid on common shares	-	-	-	-	-	-	(2 596)
Lease liability payments	-	(329)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(14)	-
Other	-	-	-	-	(13)	-	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	2 596
Unrealized foreign exchange losses and (gains)	69	-	(25)	-	778	-	-
Lease derecognition	-	-	(22)	-	-	-	-
Reclassification of lease obligations	-	321	(321)	-	-	-	-
Deferred financing costs	-	-	-	-	-	-	-
New lease liabilities	-	-	523	-	-	-	-
At December 31, 2022	2 807	317	2 695	-	9 800	413	-
Changes from financing cash flows:
Net issuance of commercial paper	(2 343)	-	-	-	1 500	-	-
Gross proceeds from issuance of long-term debt	-	-	-	-	-	-	-
Debt issuance costs	-	-	-	-	(8)	-	-
Repayment of long-term debt	-	-	-	-	(5)	-	-
Loss on extinguishment of long-term debt	-	-	-	-	-	-	-
Realized foreign exchange (gains) and losses	38	-	-	-	5	-	-
Dividends paid on common shares	-	-	-	-	-	-	(2 749)
Lease liability payments	-	(331)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(16)	-
Other	-	-	-	-	(3)	1	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	2 749
Unrealized foreign exchange losses and (gains)	(8)	(3)	(14)	-	(202)	-	-
Lease derecognition	-	-	(682)	-	-	-	-
Reclassification of lease obligations	-	365	(365)	-	-	-	-
Deferred financing costs	-	-	-	-	-	-	-
New lease liabilities	-	-	1 844	-	-	-	-
At December 31, 2023	494	348	3 478	-	11 087	398	-